TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables due within one year
Trade and other payables	$ 941	$ 854
Derivatives - forward foreign exchange, currency and interest swaps	23	25
Acquisition consideration	82	78
Total trade and other current payables	1,046	957
Other payables due after one year
Acquisition consideration	99	49
Other payables	3	4
Total other payables due after one year	102	53
Contingent consideration	141	99
In one year
Other payables due after one year
Acquisition consideration	61
In two years
Other payables due after one year
Acquisition consideration	20	21
In three years
Other payables due after one year
Acquisition consideration	7	23
In four years
Other payables due after one year
Acquisition consideration	3	1
In five years
Other payables due after one year
Acquisition consideration		1
After five years
Other payables due after one year
Acquisition consideration	$ 8	$ 3